CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Current assets:
Cash and cash equivalents	$ 479,449	$ 547,230
Marketable securities	57,237	40,974
Accounts receivable, less allowances for doubtful accounts	373,162	428,266
Prepaid expenses and other current assets	76,777	92,040
Total current assets	986,625	1,108,510
Marketable securities	32,099	0
Land, building and equipment, net	186,007	191,411
Goodwill	3,378,334	3,410,893
Intangible assets, net	796,285	915,483
Other assets	148,301	130,879
Total assets	5,527,651	5,757,176
Current liabilities:
Current portion of long-term debt	4,834	4,834
Contingent and deferred acquisition payments	15,651	35,911
Accounts payable	56,581	61,760
Accrued expenses and other current liabilities	224,609	241,279
Deferred revenue	324,709	298,225
Total current liabilities	626,384	642,009
Long-term portion of debt	2,118,821	2,127,392
Deferred revenue, net of current portion	343,452	249,879
Deferred tax liability	104,782	93,127
Other liabilities	68,960	62,777
Total liabilities	$ 3,262,399	$ 3,175,184
Commitments and contingencies (Notes 16)
Stockholders' equity:
Common stock	$ 314	$ 325
Additional paid-in capital	3,149,060	3,153,033
Treasury stock, at cost	(16,788)	(16,788)
Accumulated other comprehensive (loss) income	(116,945)	(24,015)
Accumulated deficit	(750,389)	(530,563)
Total stockholders' equity	2,265,252	2,581,992
Total liabilities and stockholders' equity	$ 5,527,651	$ 5,757,176